Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2016
Registrant Name	dei_EntityRegistrantName	PFS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001103243
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	tscvx
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2016
Prospectus Date	rr_ProspectusDate	Sep. 28, 2016
Triad Small Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Triad Small Cap Value Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fees (on shares sold after holding them for 90 days or less as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year end, the Fund’s portfolio turnover rate was 75.98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.98%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

- 1 Year -	rr_ExpenseExampleYear01	$ 153
- 3 Years -	rr_ExpenseExampleYear03	474
- 5 Years -	rr_ExpenseExampleYear05	818
- 10 Years -	rr_ExpenseExampleYear10	$ 1,791
Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes, if any) in securities of small capitalization companies. Triad Investment Management, LLC, the Fund’s investment adviser (the “Adviser”), generally uses the Russell 2000® Index as a guide to define the small capitalization company universe. The Fund also considers any small publicly traded company not included in the Russell 2000® Index but that has a market capitalization at the time of purchase, no larger than $4 billion as a small capitalization company and a potential investment for the Fund. As of May 27, 2016, the latest index reconstitution date, the median market capitalization of the Russell 2000® index was approximately $695 million and the top of this range was approximately $3.9 billion. Once the Fund invests in a company, it will not necessarily sell it just because the company has grown to a size in excess of what the Fund would consider a small capitalization company.

The overall investment philosophy of the Fund is to seek long-term capital appreciation and attempt to minimize the probability of permanent losses over the longer-term, with less emphasis on short-term market fluctuations. The Adviser utilizes fundamental analysis in the selection of securities. Fundamental analysis typically involves analysis of corporate financial statements, management presentations, specialized research publications, and general news sources. Specifically, the Adviser’s analysis is focused on three primary aspects of each corporation: the degree of competitive advantages relative to competitors, management abilities and shareholder-aligned incentives, and the perceived absolute and relative attractiveness of a security’s valuation.

The Adviser may consider selling a security if: the gap between market price and the Adviser’s estimated business value closes or disappears; the business story or company fundamentals have materially changed; or a better risk-reward candidate for the portfolio is discovered. The Adviser does not attempt to time the market nor seek short-term gains. Short term buying and selling of securities is limited to those cases where a purchase has resulted in an unanticipated gain or loss in which we believe that a subsequent sale is in the best interest of the Fund.

The Fund may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited or market conditions are adverse. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks. If the Fund invests in shares of a money market fund, shareholders of the Fund generally will be subject to duplicative management and other fees and expenses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks of Small Capitalization Companies. The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the adviser to be undervalued may actually be appropriately priced.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Cash Investments Risk. From time to time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the Fund’s direct fees and expenses.

Limited History of Operations. The Fund was recently formed in June 2015. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Management Risks. The Adviser’s implementation of the Fund’s strategy may fail to produce the intended results. The Adviser to the Fund has not previously managed a mutual fund. This lack of experience raises the risk associated with an investment in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-501-1036.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-501-1036
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance of a fund is no guarantee of how it will perform in the future